United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/2010

Date of Reporting Period:  Quarter ended 09/30/2010

Item 1.                      Schedule of Investments

Federated Corporate Bond Strategy Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 95.4%
		Basic Industry - Chemicals – 3.6%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	16,519
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	663,974
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	278,981
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	90,628
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	111,809
135,000		RPM International, Inc., 6.50%, 2/15/2018	151,709
105,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	114,332
		TOTAL	1,427,952
		Basic Industry - Metals & Mining – 8.2%
95,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	98,748
150,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	161,889
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	133,148
35,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	36,584
100,000		ArcelorMittal, 6.125%, 6/1/2018	107,872
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	606,008
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	83,108
125,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	158,749
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	132,389
259,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	290,770
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	109,196
470,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	523,650
100,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	139,233
50,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	60,383
100,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	109,667
350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	390,239
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	111,377
		TOTAL	3,253,010
		Basic Industry - Paper – 1.6%
100,000		International Paper Co., Bond, 7.30%, 11/15/2039	112,012
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	292,954
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	102,116
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	109,554
		TOTAL	616,636
		Capital Goods - Aerospace & Defense – 1.8%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	139,016
150,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	165,000
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	192,500
100,000		Goodrich Corp., 4.875%, 3/1/2020	112,016
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	99,290
		TOTAL	707,822
		Capital Goods - Building Materials – 0.6%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	104,249
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	30,746
100,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	103,204
		TOTAL	238,199

Principal Amount or Shares			Value
		Capital Goods - Diversified Manufacturing – 1.8%
$30,000		Harsco Corp., 5.75%, 5/15/2018	34,730
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	121,222
50,000		Textron Financial Corp., 5.40%, 4/28/2013	52,535
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	110,840
100,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	112,821
100,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	112,077
150,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	163,589
		TOTAL	707,814
		Capital Goods - Environmental – 1.2%
200,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	225,763
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	131,132
25,000		Waste Management, Inc., 7.375%, 3/11/2019	31,337
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	93,737
		TOTAL	481,969
		Communications - Media & Cable – 4.8%
225,000		Comcast Corp., 7.05%, 3/15/2033	263,030
315,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	360,666
100,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	119,035
50,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	57,739
120,000		Cox Communications, Inc., 7.125%, 10/1/2012	132,889
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	141,590
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	103,848
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	542,868
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	66,061
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	114,222
		TOTAL	1,901,948
		Communications - Media Noncable – 2.4%
100,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	109,048
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	113,899
70,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	72,319
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	116,150
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	87,747
150,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	173,641
150,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	177,504
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	104,425
		TOTAL	954,733
		Communications - Telecom Wireless – 0.7%
150,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	163,653
100,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	106,665
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,298
		TOTAL	275,616
		Communications - Telecom Wirelines – 2.7%
300,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	307,361
420,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	463,326
90,000		Rogers Communications, Inc., 5.50%, 3/15/2014	100,710
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	123,394
20,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	20,001
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	48,330
		TOTAL	1,063,122

Principal Amount or Shares			Value
		Consumer Cyclical - Automotive – 2.8%
$50,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	63,161
50,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	57,279
165,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	226,156
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	187,410
180,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	198,541
250,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	265,797
100,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	101,854
		TOTAL	1,100,198
		Consumer Cyclical - Entertainment – 2.2%
50,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	53,828
50,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	50,669
50,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	54,313
200,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	218,496
450,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	490,123
		TOTAL	867,429
		Consumer Cyclical - Lodging – 1.0%
250,000		Choice Hotels International, Inc., Sr. Unsecd. Note, 5.70%, 8/28/2020	252,478
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	130,626
		TOTAL	383,104
		Consumer Cyclical - Retailers – 1.1%
40,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	44,769
175,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	201,370
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	77,625
130,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	131,788
		TOTAL	455,552
		Consumer Non-Cyclical - Food/Beverage – 4.0%
80,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	94,212
70,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	71,801
400,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	434,835
270,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	280,067
250,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	295,196
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	352,509
60,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	65,416
		TOTAL	1,594,036
		Consumer Non-Cyclical - Health Care – 2.0%
125,000		Boston Scientific Corp., 4.50%, 1/15/2015	128,046
50,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	51,417
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	41,714
200,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	213,409
210,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	238,326
50,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	52,614
10,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	10,034
50,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	55,635
		TOTAL	791,195
		Consumer Non-Cyclical - Products – 1.5%
100,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	107,628
90,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	92,750
140,000		Whirlpool Corp., 5.50%, 3/1/2013	150,298

Principal Amount or Shares			Value
$220,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	239,811
		TOTAL	590,487
		Consumer Non-Cyclical - Supermarkets – 0.6%
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	124,201
100,000		Kroger Co., Note, 6.80%, 12/15/2018	121,913
		TOTAL	246,114
		Consumer Non-Cyclical - Tobacco – 1.9%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	556,977
200,000		Reynolds American, Inc., Company Guarantee, 7.25%, 6/15/2037	210,500
		TOTAL	767,477
		Energy - Independent – 1.0%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	139,353
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	53,873
125,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	133,347
64,318	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	68,338
		TOTAL	394,911
		Energy - Integrated – 1.7%
100,000		Hess Corp., 7.00%, 2/15/2014	116,685
100,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	104,678
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	120,269
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	100,354
200,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.50%, 6/15/2038	230,174
		TOTAL	672,160
		Energy - Oil Field Services – 0.9%
35,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	35,494
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	128,139
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	97,032
100,000		Weatherford International Ltd., 7.00%, 3/15/2038	106,319
		TOTAL	366,984
		Energy - Refining – 1.8%
450,000		Valero Energy Corp., 9.375%, 3/15/2019	572,564
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	134,148
		TOTAL	706,712
		Financial Institution - Banking – 5.1%
200,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	202,696
150,000		Capital One Capital VI, 8.875%, 5/15/2040	158,625
30,000		Capital One Capital IV, 6.745%, 2/17/2037	30,150
170,000		Capital One Capital V, 10.25%, 8/15/2039	185,088
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	280,583
125,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	131,900
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	140,232
210,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	218,670
70,000		City National Corp., Note, 5.25%, 9/15/2020	71,470
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	162,982
265,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	283,290
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	38,648
50,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	54,384
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	50,902
		TOTAL	2,009,620

Principal Amount or Shares			Value
		Financial Institution - Brokerage – 4.5%
$190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	204,491
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	11,826
75,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	79,391
50,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	52,470
50,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	52,309
50,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	53,377
385,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	441,833
80,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	82,913
540,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	648,685
125,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	133,121
		TOTAL	1,760,416
		Financial Institution - Finance Noncaptive – 1.4%
300,000		Discover Bank, Sub., 8.70%, 11/18/2019	354,563
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	93,625
30,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	35,583
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	74,935
		TOTAL	558,706
		Financial Institution - Insurance - Health – 0.4%
25,000		CIGNA Corp., 6.35%, 3/15/2018	29,132
100,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	121,948
		TOTAL	151,080
		Financial Institution - Insurance - Life – 2.2%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	86,533
50,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	57,210
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	129,500
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	50,276
150,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	182,807
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	217,320
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	160,386
		TOTAL	884,032
		Financial Institution - Insurance - P&C – 2.7%
400,000		CNA Financial Corp., 6.50%, 8/15/2016	435,015
100,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	103,690
50,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	51,078
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	56,312
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	79,046
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	131,542
75,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	89,429
25,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	24,143
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	86,350
		TOTAL	1,056,605
		Financial Institution - REITs – 4.3%
100,000		AMB Property LP, 6.30%, 6/1/2013	109,065
100,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	112,190
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	112,079
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	77,574
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	216,983
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	246,677
100,000		Liberty Property LP, 6.625%, 10/1/2017	114,176

Principal Amount or Shares			Value
$230,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	223,005
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	133,844
70,000		Prologis, Sr. Note, 7.625%, 8/15/2014	75,739
60,000		Regency Centers LP, Sr. Unsecd. Note, 4.80%, 4/15/2021	59,916
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	81,659
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	120,965
		TOTAL	1,683,872
		Oil & Gas – 3.4%
800,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	858,891
190,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 5.50%, 1/21/2021	202,721
240,000	[1,2]	Petroleos Mexicanos, Note, Series 144A, 6.00%, 3/5/2020	265,374
		TOTAL	1,326,986
		Sovereign – 0.3%
100,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	119,100
		Technology – 2.2%
140,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	146,761
100,000		BMC Software, Inc., 7.25%, 6/1/2018	120,783
240,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	278,285
45,000		Harris Corp., 5.95%, 12/1/2017	51,372
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	105,504
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	114,833
60,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	61,805
		TOTAL	879,343
		Transportation - Airlines – 0.2%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	82,806
		Transportation - Railroads – 1.8%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	83,384
210,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	232,096
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	120,033
100,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	116,267
125,000		Union Pacific Corp., 4.875%, 1/15/2015	139,243
		TOTAL	691,023
		Transportation - Services – 0.5%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	116,221
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	43,152
34,000		Ryder System, Inc., 5.95%, 5/2/2011	34,972
		TOTAL	194,345
		Utility - Electric – 7.9%
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	248,550
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	76,856
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	119,024
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	68,170
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	57,245
125,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	154,313
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	161,944
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	108,100
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	62,498
6,000		FirstEnergy Corp., 6.45%, 11/15/2011	6,289
250,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	269,054

Principal Amount or Shares			Value
$420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	449,526
64,914	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	73,028
110,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	126,372
180,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	203,304
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	287,542
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	53,044
130,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	133,660
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	37,406
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	87,676
100,000		Union Electric Co., 6.00%, 4/1/2018	115,761
150,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	171,918
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	54,471
		TOTAL	3,125,751
		Utility - Natural Gas Distributor – 1.4%
250,000		Atmos Energy Corp., 4.95%, 10/15/2014	275,814
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	27,074
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	43,367
120,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	136,064
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	89,965
		TOTAL	572,284
		Utility - Natural Gas Pipelines – 5.2%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	84,547
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	81,929
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	79,925
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	115,976
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	52,677
415,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	508,705
200,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	220,201
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	331,279
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	431,364
120,000		Williams Partners LP, 5.25%, 3/15/2020	130,674
		TOTAL	2,037,277
		TOTAL CORPORATE BONDS (IDENTIFIED COST $34,426,123)	37,698,426
		Governments/Agencies – 2.5%
		Sovereign – 2.5%
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	234,000
190,000		Peru, Government of, 6.55%, 3/14/2037	230,850
206,000		United Mexican States, 6.75%, 9/27/2034	256,629
210,000		United Mexican States, Note, 5.625%, 1/15/2017	243,272
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $817,418)	964,751
		MUTUAL FUND – 1.4%
564,588	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	564,588
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $35,808,129)[5]	39,227,765
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[6]	274,997
		TOTAL NET ASSETS — 100%	$39,502,762

At September 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
7U.S. Treasury Bonds 30-Year Long Futures	10	$1,337,188	December 2010	$(9,397)

Unrealized Depreciation on Futures Contracts is Included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $4,309,483, which represented 10.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $4,309,483, which represented 10.9% of total net assets.
3	7-Day net yield.
4	Affiliated company.
5	At September 30, 2010, the cost of investments for federal tax purposes was $35,808,129. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,419,636. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,434,457 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,821.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$37,698,426	$ —	$37,698,426
Governments/Agencies	—	964,751	—	964,751
Mutual Fund	564,588	—	—	564,588
TOTAL SECURITIES	$564,588	$38,663,177	$ —	$39,227,765
OTHER FINANCIAL INSTRUMENTS*	$(9,397)	$ —	$ —	$(9,397)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

Federated High-Yield Strategy Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Shares			Value
		MUTUAL FUND – 100.2%
1,022,583	[1]	High Yield Bond Portfolio	6,657,017
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $6,522,412)[2]	6,657,017
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[3]	(14,719)
		TOTAL NET ASSETS — 100%	$6,642,298
1	Affiliated company.
2	At September 30, 2010, the cost of investments for federal tax purposes was $6,522,412. The net unrealized appreciation of investments for federal tax purposes was $134,605. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $134,605.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
1

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events,the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

2

Federated Mortgage Strategy Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Shares			Value
		MUTUAL FUNDS – 99.9%;1
818,297		Federated Mortgage Core Portfolio	8,305,718
14,793	[2]	Federated Government Obligations Fund, Institutional Shares, 0.06%	14,793
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $8,132,544)[3]	8,320,511
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	7,087
		TOTAL NET ASSETS — 100%	$8,327,598
1	Affiliated companies.
2	7-Day net yield.
3	At September 30, 2010, the cost of investments for federal tax purposes was $8,132,544. The net unrealized appreciation of investments for federal tax purposes was $187,967. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $187,967.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

1

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

2

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 18, 2010